LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 16, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, STF Tactical Growth & Income ETF and STF Tactical Growth ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Trust dated May 15, 2022, and filed electronically as Post-Effective Amendment No. 196 to the Trust’s Registration Statement on Form N-1A on May 13, 2022.
If you have any questions or require further information, please contact the undersigned at (513) 493-5880 or josh.hinderliter@usbank.com.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Secretary